Net defined benefits liability_Sensitivity to actuarial assumptions used in the assessment of defined benefit obligation (Details) - KRW (₩) ₩ in Millions	Jun. 30, 2018	Dec. 31, 2017
Discount rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption	₩ (124,157)	₩ (116,405)
Discount rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	146,273	137,151
Future wage growth rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption	145,794	136,707
Future wage growth rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	₩ (125,567)	₩ (117,765)